SCHEDULE OF CONCENTRATION OF RISK (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Concentration Risk [Line Items]
Revenue	$ 66,903	$ 68,956	$ 24,327				$ 93,283		$ 160,186		$ 4,827
Customer A [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk [Line Items]
Revenue			$ 24,327				$ 93,283		$ 160,186		$ 2,069
Percentage of revenue			100.00%				100.00%		100.00%		42.86%
Accounts Receivable, after Allowance for Credit Loss	86,189								$ 86,189
Account receivable, trade	86,189								86,189
Customer A [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss
Account receivable, trade
Customer B [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk [Line Items]
Revenue											$ 2,758
Percentage of revenue											57.14%
Customer B [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss
Account receivable, trade
Customer [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Concentration Risk [Line Items]
Revenue			$ 24,327				$ 93,283		$ 160,186		$ 4,827
Percentage of revenue			100.00%				100.00%		100.00%		100.00%
Accounts Receivable, after Allowance for Credit Loss	86,189	45,397	$ 24,262				$ 45,397		$ 86,189
Account receivable, trade	86,189	$ 45,397	$ 24,262				$ 45,397		86,189
Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss
Account receivable, trade
Supplier A [Member] | Supplier Concentration Risk [Member] | Cost of Sales [Member]
Concentration Risk [Line Items]
Revenue									$ 52,435
Percentage of revenue									83.84%
Accounts Receivable, after Allowance for Credit Loss	14,006								$ 14,006
Account receivable, trade	14,006								14,006
Supplier B [Member] | Supplier Concentration Risk [Member] | Cost of Sales [Member]
Concentration Risk [Line Items]
Revenue									$ 9,589
Percentage of revenue									15.33%
Accounts Receivable, after Allowance for Credit Loss	9,265								$ 9,265
Account receivable, trade	9,265								9,265
Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Sales [Member]
Concentration Risk [Line Items]
Revenue									$ 62,024
Percentage of revenue									99.17%
Accounts Receivable, after Allowance for Credit Loss	23,271								$ 23,271
Account receivable, trade	$ 23,271								$ 23,271